CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net (loss)/income	¥ 212,366	$ 33,323	¥ (430,988)	¥ (395,165)
Other comprehensive income/(loss), net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	(13,958)	(2,190)	(45,945)	23,608
Total comprehensive (loss)/income	198,408	31,133	(476,933)	(371,557)
Less: comprehensive loss attributable to noncontrolling interest	(6,690)	(1,050)	(446)	(348)
Comprehensive (loss)/income attributable to Sunlands Technology Group	¥ 205,098	$ 32,183	¥ (476,487)	¥ (371,209)